Note 15 - Income Taxes (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense	$2,905	$4,075	$6,417	$2,165
Deferred tax expense (recovery)	940	(2,386)	(2,813)	4,115
Provision for income taxes	$3,845	$1,689	$3,604	$6,280